UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2016

Date of reporting period:	2/29/2016

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Government Income Fund

ANNUAL REPORT	FEBRUARY 29, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Seek high current return

Highlights

PRUDENTIAL GOVERNMENT INCOME FUND

•	Security selection contributed positively during the reporting period, with the Fund’s higher-quality bias within Commercial Mortgage-Backed Securities (CMBS) adding to results.

•

The Fund was hampered by its curve positioning strategy, as the portfolio was positioned to benefit from a flatter yield curve. A curve positioning strategy attempts to gain from changes in the Treasury yield curve.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Government Income Fund informative and useful. The report covers performance for the 12-month period that ended February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

April 15, 2016

Prudential Government Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	1.41	15.83	49.61
Class B	0.69	11.48	38.82
Class C	0.69	11.59	40.46
Class R	1.16	14.39	45.95
Class Z	1.67	17.30	53.45
Barclays US Government Bond Index	2.83	18.09	53.93
Barclays US Aggregate ex-Credit Index	2.68	17.69	55.39
Lipper General US Government Funds Average	1.41	15.74	44.92

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.14	2.12	3.79
Class B	–4.38	2.09	3.49
Class C	–0.31	2.30	3.61
Class R	1.07	2.79	4.01
Class Z	1.68	3.33	4.53
Barclays US Government Bond Index	2.37	3.42	4.52
Barclays US Aggregate ex-Credit Index	2.40	3.34	4.62
Lipper General US Government Funds Average	1.22	2.94	3.86

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Average Annual Total Returns (With Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.15	2.04	3.63
Class B	–4.28	2.01	3.33
Class C	–0.30	2.22	3.46
Class R	1.16	2.73	3.85
Class Z	1.67	3.24	4.37

Average Annual Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	1.41	2.98	4.11
Class B	0.69	2.20	3.33
Class C	0.69	2.22	3.46
Class R	1.16	2.73	3.85
Class Z	1.67	3.24	4.37

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Government Income Fund (Class A shares) with a similar investment in the Barclays US Government Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 28, 2006) and the account values at the end of the current fiscal year

Prudential Government Income Fund	5

Your Fund’s Performance (continued)

(February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class R, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

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Benchmark Definitions

Barclays US Government Bond Index—The Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US Government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US Government bonds have performed.

Barclays US Aggregate ex-Credit Index—The Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Lipper General US Government Funds Average—The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
AAA	99.1
AA	0.0
A	0.1
Not Rated	–1.0
Cash/Cash Equivalents	1.7
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Government Income Fund	7

Your Fund’s Performance (continued)

Distributions and Yields as of 2/29/16
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.21	0.95	0.95
Class B	0.14	0.26	0.26
Class C	0.14	0.26	0.26
Class R	0.18	0.75	0.51
Class Z	0.23	1.25	1.25

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Strategy and Performance Overview

How did the Fund perform?

Prudential Government Income Fund’s Class A shares returned 1.41% during the 12-month reporting period that ended February 29, 2016, underperforming the 2.83% return of the Barclays US Government Bond Index (the “Index”). In addition, the Fund underperformed the 2.68% return of the Barclays US Aggregate-ex Credit Index (the style-appropriate benchmark index). The Fund performed in line with the Lipper General US Government Funds Average, which returned 1.41% during the period.

What were market conditions?

When the reporting period began in March 2015, softening economic conditions, a lack of inflation, and the higher yields offered by US government bonds compared to the government bonds of other developed countries fueled demand for Treasury securities, pushing down their yields.

In the second calendar quarter, the global economy remained subdued. The powerful, year-long rally in German bonds brought the 10-year yield all the way down to an intraday low of 5 bps on April 17th—less than three weeks into the ECB’s quantitative easing (QE) program. Next, the bubble popped. Bonds sold off aggressively, with the yield rising 101 bps, reaching a high for the quarter of 1.06% on June 10th—a breathtaking move. Treasuries followed bond yields higher along the entire curve. US agency mortgage-backed securities (MBS) generally performed in line with Treasuries. Top-of-the-capital structure commercial mortgage-backed securities (CMBS) remained attractive, although their spreads (yield differentials) versus interest rate swaps widened near quarter-end. Top-of-the-capital structure CMBS are those A-rated or higher.

The third quarter was dominated by concerns about weakening global growth, turbulence in the international equity markets, and anticipation of a potential rate hike by the Federal Reserve (“Fed”). The increased volatility drove a decline in long-term yields, including that of the 10-year US Treasury. Treasuries overall recorded a positive return. Agency MBS also performed well, though they slightly lagged Treasuries. In general, the MBS sector benefited from declining prepayment speeds as primary mortgage interest rates remained in a fairly narrow range. The Fed’s MBS reinvestment program continued, helping to absorb supply. CMBS underperformed Treasuries during the third quarter.

In the fourth quarter, global market turbulence calmed, opening the door for the Fed to raise the target federal funds rate for the first time in nearly 10 years. The Treasury yield curve flattened, with yields rising considerably in the two-year to 10-year segment of the curve and 30-year yields remaining relatively unchanged. Agency MBS outperformed Treasuries. The Fed’s MBS reinvestment program continued at approximately $24 billion per month, helping to absorb supply. CMBS spreads widened amid unfavorable supply and demand conditions.

Prudential Government Income Fund	9

Strategy and Performance Overview (continued)

During January 2016, volatility returned to the global markets, driving a sustained rally in Treasury prices. The Treasury yield curve flattened as yields across the maturity spectrum fell. US economic data was mixed, with softer domestic demand on one hand and improving employment conditions on the other. Agency MBS underperformed Treasuries during the month. At the same time, CMBS spreads continued to widen.

Global market volatility persisted in early February, moderating in the middle of the month. The Treasury yield curve continued to flatten across the maturity spectrum. Agency MBS underperformed Treasuries, while CMBS were generally flat for the month.

What worked?

•	Security selection contributed positively during the reporting period, with the Fund’s higher-quality bias within CMBS adding to results.

•	Holdings among MBS, agencies, and collateralized loan obligations enhanced returns.

•	Tactically trading the agency MBS basis by increasing and decreasing allocations to agency mortgages versus rate product, such as Treasuries, bolstered Fund performance.

•

The Fund also benefited from its duration strategy. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates. At period end, the Fund held a slightly long duration position of 0.24 years.

What didn’t work?

•	Sector allocations detracted from performance. In particular, the Fund was hurt by its allocation to CMBS.

•	Positioning in interest rate swaps dampened the Fund’s results.

•

The Fund was hampered by its curve positioning strategy, as the portfolio was positioned to benefit from a flatter yield curve. A curve positioning strategy attempts to gain from changes in the Treasury yield curve.

Did the Fund use derivatives and how did they affect performance?

The Fund held futures contracts on US Treasury securities and on interest rate swaps to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a negative impact on performance during the reporting period.

Current outlook

Prudential Fixed Income sees several opportunities in the months ahead. The flattening of the US yield curve fits with the process of Fed tightening, and additional flattening may occur in the near term. A flattening yield curve happens when there is little difference

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between short-term and long-term rates for bonds of the same credit quality. This should also help keep long-maturity rates low and range bound. At the end of the period, MBS spreads were tight relative to Treasuries and other high-quality fixed income sectors. Although the Fed’s MBS reinvestment program could continue to be supportive, Prudential Fixed Income expects MBS spreads to be buffeted by expectations about the Fed’s rate-hike path. Mortgage prepayments are likely to remain muted, barring a sharp interest rate rally or the resurfacing of government policy risk. The Fund continues to focus on specified MBS (pools of mortgages with similar characteristics), as well as 30-year MBS because they offer higher liquidity and more attractive valuations than intermediate MBS. In addition, Prudential Fixed Income continues to view CMBS as fundamentally attractive.

Prudential Government Income Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.20	0.98%	$4.92
	Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class B	Actual	$1,000.00	$1,013.60	1.73%	$8.66
	Hypothetical	$1,000.00	$1,016.26	1.73%	$8.67
Class C	Actual	$1,000.00	$1,014.60	1.73%	$8.67
	Hypothetical	$1,000.00	$1,016.26	1.73%	$8.67
Class R	Actual	$1,000.00	$1,015.80	1.23%	$6.16
	Hypothetical	$1,000.00	$1,018.75	1.23%	$6.17
Class Z	Actual	$1,000.00	$1,019.50	0.73%	$3.67
	Hypothetical	$1,000.00	$1,021.23	0.73%	$3.67
*	Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for
each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182
days	in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended
February	29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.99	0.99
B	1.74	1.74
C	1.74	1.74
R	1.49	1.24
Z	0.74	0.74

Prudential Government Income Fund	13

Fees and Expenses (continued)

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

ASSET-BACKED SECURITIES 3.2%

Collateralized Loan Obligations 3.1%
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.220%(a)	10/17/26	1,250	$1,222,659
Catamaran CLO Ltd., Series 2015-1A, Class A, 144A	2.171(a)	04/22/27	1,000	973,219
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.020(a)	01/17/26	500	489,328
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	2.039(a)	07/25/26	2,250	2,222,526
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	2.102(a)	04/15/26	2,500	2,477,177
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	2.092(a)	04/15/26	500	491,999
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.141(a)	07/22/27	1,000	990,480
Palmer Square CLO Ltd., Series 2015-1A, Class A1, 144A	2.118(a)	05/21/27	750	732,436
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	2.120(a)	05/07/26	1,250	1,225,739
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.144(a)	07/20/27	1,250	1,209,237
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.254(a)	04/20/26	3,750	3,691,239

				15,726,039

Non-Residential Mortgage-Backed Security 0.1%
Madison Park Funding X Ltd., Series 2012-10A, Class A1A, 144A	1.994(a)	01/20/25	750	744,539

TOTAL ASSET-BACKED SECURITIES (cost $16,715,931)				16,470,578

COMMERCIAL MORTGAGE-BACKED SECURITIES 24.7%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515	09/10/58	2,500	2,585,494
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540	12/10/45	2,000	2,002,480
Fannie Mae-ACES,
Series 2012-M13, Class A2	2.377	05/25/22	3,250	3,326,593
Series 2012-M2, Class A2	2.717	02/25/22	270	279,206
Series 2014-M2, Class A2	3.513(a)	12/25/23	3,950	4,261,345
Series 2015-M1, Class AB2	2.465	09/25/24	1,000	1,018,982
Series 2015-M17, Class A2	2.940(a)	11/25/25	2,900	3,003,140

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085%	03/25/19	500	$549,232
Series K004, Class A2	4.186	08/25/19	8,500	9,237,868
Series K005, Class A2	4.317	11/25/19	1,900	2,089,531
Series K008, Class X1, I/O	1.643(a)	06/25/20	27,588	1,432,070
Series K019, Class X1, I/O	1.718(a)	03/25/22	26,323	2,196,275
Series K020, Class X1, I/O	1.452(a)	05/25/22	14,837	1,100,124
Series K021, Class X1, I/O	1.491(a)	06/25/22	16,113	1,211,984
Series K024, Class A2	2.573	09/25/22	5,125	5,300,019
Series K025, Class X1, I/O	0.892(a)	10/25/22	41,305	1,941,462
Series K026, Class A2	2.510	11/25/22	6,400	6,592,588
Series K029, Class A2	3.320(a)	02/25/23	6,400	6,910,296
Series K032, Class A2	3.310(a)	05/25/23	5,100	5,468,467
Series K033, Class A2	3.060(a)	07/25/23	6,400	6,757,886
Series K034, Class A2	3.531(a)	07/25/23	7,800	8,471,281
Series K038, Class A2	3.389	03/25/24	6,800	7,345,785
Series K041, Class A2	3.171	10/25/24	6,000	6,354,906
Series K044, Class A2	2.811	01/25/25	5,000	5,146,022
Series K045, Class A2	3.023	01/25/25	6,000	6,270,200
Series K501, Class X1A, I/O	1.546(a)	08/25/16	4,798	15,728
Series K710, Class X1, I/O	1.766(a)	05/25/19	12,773	608,078
Series K711, Class X1, I/O	1.699(a)	07/25/19	12,569	581,340
Series KS03, Class A4	3.161	05/25/25	10,000	10,519,233
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A3	3.368	09/15/47	2,500	2,579,648
Series 2016-C1, Class A3	3.515	03/15/49	2,500	2,607,808
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class AM	5.930(a)	04/17/45	1,315	1,319,504
Series 2007-LD11, Class A3	5.782(a)	06/15/49	308	309,118
Series 2013-LC11, Class A4	2.694	04/15/46	1,000	996,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834	05/15/46	1,000	1,004,975
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	2,400	2,408,664
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,500	2,581,816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $123,289,622)				126,385,299

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 1.1%

Diversified Financial Services 1.1%
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.550%	01/15/24	2,085	$2,290,066
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	4.300	12/15/21	2,660	3,022,247

TOTAL CORPORATE BONDS (cost $5,256,105)				5,312,313

FOREIGN GOVERNMENT AGENCY OBLIGATION 0.2%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,166,235)(b)	3.150	07/24/24	1,170	1,223,815

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
Fannie Mae REMICS, Series 2002-57, Class ND	5.500	09/25/17	96	97,293
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.056(a)	10/25/28	117	111,223
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.786(a)	02/25/34	492	485,421

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $707,413)				693,937

SMALL BUSINESS ADMINISTRATION AGENCIES 0.1%
Small Business Administration Participation Certificates,
Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250	08/01/16	66	67,296
Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950	11/01/16	96	97,113
Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150	01/01/17	33	33,463
Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000	09/01/18	356	371,790

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $550,634)				569,662

U.S. GOVERNMENT AGENCY OBLIGATIONS 48.2%
Federal Home Loan Banks	1.000	12/19/17	4,400	4,416,434
Federal Home Loan Mortgage Corp.	0.750	01/12/18	1,425	1,422,257
Federal Home Loan Mortgage Corp.	2.479(a)	05/01/34	820	861,978
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,819	1,868,660
Federal Home Loan Mortgage Corp.	3.000	10/01/28-06/01/29	1,613	1,692,642

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/26-06/01/42	3,941	$4,145,490
Federal Home Loan Mortgage Corp.	4.000	TBA	500	532,783
Federal Home Loan Mortgage Corp.	4.000	06/01/26-12/01/40	6,261	6,688,046
Federal Home Loan Mortgage Corp.	4.500	09/01/39	3,172	3,446,541
Federal Home Loan Mortgage Corp.	5.000	06/01/33-05/01/34	3,900	4,324,084
Federal Home Loan Mortgage Corp.	5.500	05/01/37-01/01/38	458	513,837
Federal Home Loan Mortgage Corp.	6.000	08/01/32-09/01/34	373	424,355
Federal Home Loan Mortgage Corp.	6.500	09/01/32	354	405,509
Federal Home Loan Mortgage Corp.	7.000	09/01/32	35	36,797
Federal Home Loan Mortgage Corp.	8.000	03/01/22-08/01/22	27	27,242
Federal Home Loan Mortgage Corp.	8.500	02/01/17-09/01/19	14	14,307
Federal Home Loan Mortgage Corp.	9.000	01/01/20	8	8,565
Federal National Mortgage Association	1.500	11/30/20	2,050	2,059,168
Federal National Mortgage Association(b)	1.625	01/21/20	765	776,290
Federal National Mortgage Association	2.117(a)	04/01/34	347	366,252
Federal National Mortgage Association	2.293(a)	07/01/33	2,243	2,371,410
Federal National Mortgage Association	2.350(a)	06/01/34	752	797,551
Federal National Mortgage Association	2.397(a)	04/01/34	692	728,075
Federal National Mortgage Association	2.500	TBA	21,000	21,500,555
Federal National Mortgage Association	3.000	TBA	26,000	26,660,829
Federal National Mortgage Association	3.000	01/01/27-07/01/43	8,885	9,194,568
Federal National Mortgage Association	3.500	TBA	14,250	14,929,811
Federal National Mortgage Association	3.500	09/01/26-05/01/42	13,455	14,148,540
Federal National Mortgage Association	4.000	TBA	5,500	5,860,292
Federal National Mortgage Association	4.000	09/01/40-09/01/44	5,374	5,743,678
Federal National Mortgage Association	4.500	01/01/20-04/01/41	2,877	3,129,395
Federal National Mortgage Association	5.000	TBA	1,500	1,661,042
Federal National Mortgage Association	5.000	07/01/18-05/01/36	2,621	2,846,801
Federal National Mortgage Association	5.500	02/01/17-11/01/36	9,257	10,451,291
Federal National Mortgage Association	6.000	08/01/21-05/01/36	2,580	2,946,209
Federal National Mortgage Association	6.250	05/15/29	210	299,922
Federal National Mortgage Association(c)	6.500	07/01/32	1,299	1,558,737
Federal National Mortgage Association	6.500	08/01/32-10/01/37	2,750	3,277,536
Federal National Mortgage Association	7.000	05/01/24-02/01/36	933	1,041,139
Federal National Mortgage Association	9.000	04/01/25	7	8,349
Federal National Mortgage Association	9.500	01/01/25-02/01/25	19	19,814
Financing Corp., FICO STRIPS P/O,
Series 4P, Debs.	1.390(d)	10/06/17	2,640	2,594,719
Series D-P, Sec’d. Notes	2.224(d)	09/26/19	2,090	2,003,014
Freddie Mac REMICS,
Series 2002-2496, Class PM	5.500	09/15/17	400	409,234
Series 2002-2501, Class MC	5.500	09/15/17	101	102,962
Series 2002-2513, Class HC	5.000	10/15/17	703	717,418

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Association	3.000%	03/15/45	4,384	$4,542,000
Government National Mortgage Association	3.500	TBA	8,000	8,431,250
Government National Mortgage Association(e)	3.500	TBA	18,250	19,270,859
Government National Mortgage Association	3.500	04/20/45-07/20/45	5,494	5,810,795
Government National Mortgage Association	4.000	TBA	4,000	4,271,485
Government National Mortgage Association	4.000	02/20/41	1,028	1,107,719
Government National Mortgage Association	4.500	TBA	3,500	3,794,903
Government National Mortgage Association	4.500	02/20/40-03/20/41	3,866	4,213,267
Government National Mortgage Association	5.000	07/15/33-04/15/34	2,099	2,356,271
Government National Mortgage Association	5.500	02/15/34-02/15/36	878	1,008,056
Government National Mortgage Association	7.000	03/15/22-02/15/29	1,608	1,701,069
Government National Mortgage Association	7.500	01/15/23-07/15/24	223	236,069
Government National Mortgage Association	8.500	04/15/25	216	259,489
Government National Mortgage Association	9.500	09/15/16-08/20/21	35	35,343
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503	10/30/20	1,416	1,479,546
U.S. Gov’t. Gtd. Notes	2.578	06/30/22	2,285	2,396,254
U.S. Gov’t. Gtd. Notes	3.000	06/30/25	1,565	1,673,829
Residual Funding Corp. Principal Strip, Bonds	1.825(d)	10/15/19	4,305	4,090,172
Bonds	1.903(d)	10/15/20	115	106,936
Sr. Unsec’d. Notes	2.066(d)	07/15/20	2,196	2,053,668
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,775,349
Sr. Unsec’d. Notes	7.125	05/01/30	965	1,427,763
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.847	05/29/20	4,955	5,038,627

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $240,159,758)				246,114,847

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bonds	2.500	02/15/45	1,865	1,816,918
U.S. Treasury Bonds	2.750	11/15/42	6,915	7,152,703
U.S. Treasury Bonds(f)	2.875	05/15/43	2,775	2,935,756
U.S. Treasury Bonds	3.000	05/15/45-11/15/45	8,360	9,026,074
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	16,768	16,919,021
U.S. Treasury Inflation Indexed Bonds, TIPS(b)	0.625	01/15/26	1,165	1,201,451
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	4,566	4,246,676
U.S. Treasury Notes	1.125	02/28/21	1,865	1,855,675

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.375%	04/30/20	6,195	$6,247,273
U.S. Treasury Notes	1.500	02/28/23	4,315	4,307,751
U.S. Treasury Notes	1.625	02/15/26	2,935	2,904,274
U.S. Treasury Notes(c)	1.750	03/31/22	11,125	11,321,857
U.S. Treasury Notes	2.000	11/30/22-02/15/25	13,655	14,001,579
U.S. Treasury Notes(f)	2.125	12/31/21	1,960	2,038,094
U.S. Treasury Notes	2.125	05/15/25	2,920	3,016,953
U.S. Treasury Notes	2.625	11/15/20	1,440	1,530,056
U.S. Treasury STRIPS	2.037(d)	02/15/22	1,875	1,710,594
U.S. Treasury STRIPS	2.184(d)	02/15/28	695	538,578
U.S. Treasury STRIPS	2.241(d)	05/15/28	345	264,986
U.S. Treasury STRIPS	2.280(d)	02/15/29	345	258,701
U.S. Treasury STRIPS	2.384(d)	05/15/29	710	528,682
U.S. Treasury STRIPS	2.404(d)	08/15/21	5,070	4,683,463
U.S. Treasury STRIPS	3.076(d)	08/15/24	6,700	5,743,595
U.S. Treasury STRIPS, P/O	2.455(d)	05/15/43	2,950	1,409,823
U.S. Treasury STRIPS, P/O	2.873(d)	05/15/45	2,470	1,104,048
U.S. Treasury STRIPS, P/O	3.005(d)	11/15/44	1,045	473,942
U.S. Treasury STRIPS, P/O	3.626(d)	05/15/44	2,865	1,337,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,355,445)				108,575,664

TOTAL LONG-TERM INVESTMENTS (cost $493,201,143)				505,346,115

SHORT-TERM INVESTMENTS 24.3%
			Shares

AFFILIATED MUTUAL FUNDS 24.3%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $9,468,556)(Note 3)(g)			1,076,964	9,983,461
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $114,229,925; includes $9,948,516 of cash collateral for securities on loan)(Note 3)(g)(h)			114,229,925	114,229,925

TOTAL AFFILIATED MUTUAL FUNDS (cost $123,698,481)(Note 3)				124,213,386

See Notes to Financial Statements.

20

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS PURCHASED*

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	156,200	$—
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	156,200	404
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	78,100	35
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	78,100	9,433

			9,872

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 2.25% and receive a floating rate based on 3 Month LIBOR, expiring 03/02/16	Citigroup Global Markets	7,760	87
Pay a fixed rate of 2.65% and receive a floating rate based on 3 Month LIBOR, expiring 03/02/16	Citigroup Global Markets	7,760	—

			87

TOTAL OPTIONS PURCHASED (cost $251,996)			9,959

TOTAL SHORT-TERM INVESTMENTS (cost $123,950,477)			124,223,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 123.2% (cost $617,151,620)			629,569,460

OPTIONS WRITTEN*

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	234,300	—
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	234,300	(2,717)

			(2,717)

See Notes to Financial Statements.

Prudential Government Income Fund	21

Portfolio of Investments (continued)

as of February 29, 2016

Description	Counterparty	Notional Amount (000)#	Value (Note 1)
OPTIONS WRITTEN* (Continued)

Put Option
Interest Rate Swap Option,
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 03/02/16	Citigroup Global Markets	15,520	$—

TOTAL OPTIONS WRITTEN (premiums received $87,863)			(2,717)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 123.2% (cost $617,063,757) (Note 5)			629,566,743
Liabilities in excess of other assets(i) (23.2)%			(118,637,097)

NET ASSETS 100.0%			$510,929,646

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

I/O—Interest Only

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

P/O—Principal Only

REMICS—Real Estate Mortgage Investment Conduit Security

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

USAID—United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,779,827; cash collateral of $9,948,516 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $18,250,000 is approximately 3.6% of net assets.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

See Notes to Financial Statements.

22

(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at February 29, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
288	90 Day Euro Dollar	Mar. 2016	$71,561,534	$71,523,000	$(38,534)
92	2 Year U.S. Treasury Notes	Mar. 2016	19,991,490	20,109,188	117,698
124	2 Year U.S. Treasury Notes	Jun. 2016	27,113,457	27,099,812	(13,645)
71	10 Year U.S. Treasury Notes	Mar. 2016	8,909,209	9,294,344	385,135
199	10 Year U.S. Treasury Notes	Jun. 2016	25,927,470	25,972,609	45,139
24	U.S. Ultra Bonds	Mar. 2016	3,758,813	4,110,750	351,937
214	U.S. Ultra Bonds	Jun. 2016	37,032,626	37,055,437	22,811

					870,541

	Short Positions:
288	90 Day Euro Dollar	Sep. 2016	71,329,666	71,434,800	(105,134)
220	5 Year U.S. Treasury Notes	Jun. 2016	26,619,416	26,616,562	2,854
242	U.S. Long Bonds	Jun. 2016	40,090,074	39,816,563	273,511

					171,231

					$1,041,772

(1)	A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $1,496,306 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at February 29, 2016.

Interest rate swap agreements outstanding at February 29, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC swap agreements:
7,700	02/15/19	1.794%	3 Month LIBOR(2)	$199,542	$—	$199,542	JPMorgan Chase

See Notes to Financial Statements.

Prudential Government Income Fund	23

Portfolio of Investments (continued)

as of February 29, 2016

Interest rate swap agreements outstanding at February 29, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 29, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
7,700	02/15/19	1.656%	3 Month LIBOR(1)	$(142,074)	$(164,619)	$(22,545)
8,970	05/31/20	1.131%	3 Month LIBOR(1)	(7,915)	(22,419)	(14,504)
5,180	09/04/20	1.585%	3 Month LIBOR(1)	171	(113,765)	(113,936)
35,980	01/06/21	1.750%	3 Month LIBOR(2)	296	1,065,390	1,065,094
51,530	01/08/21	1.683%	3 Month LIBOR(2)	428	1,359,864	1,359,436
23,065	01/19/21	1.445%	3 Month LIBOR(1)	275	(345,983)	(346,258)
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	736,863	736,642
6,200	01/13/22	2.351%	3 Month LIBOR(1)	188	(392,236)	(392,424)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(518,356)	(518,550)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	165	(181,632)	(181,797)
47,070	05/31/22	2.200%	3 Month LIBOR(1)	(53,568)	(2,678,902)	(2,625,334)
8,210	05/31/22	2.217%	3 Month LIBOR(1)	194	(475,706)	(475,900)
9,055	11/30/22	1.850%	3 Month LIBOR(1)	199	(305,676)	(305,875)
7,560	11/30/22	1.982%	3 Month LIBOR(1)	191	(320,028)	(320,219)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(1,480,125)	(1,480,380)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	1,550,837	1,550,652
8,000	09/17/24	2.732%	3 Month LIBOR(1)	132	(813,496)	(813,628)
2,920	09/04/25	2.214%	3 Month LIBOR(1)	171	(177,228)	(177,399)
25,395	01/08/26	2.210%	3 Month LIBOR(1)	275	(1,524,786)	(1,525,061)
370	09/17/29	3.070%	3 Month LIBOR(2)	12	58,570	58,558

				$(200,005)	$(4,743,433)	$(4,543,428)

U.S. Treasury Obligations with a combined market value of $3,092,771 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at February 29, 2016.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

24

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,726,039	$—
Non-Residential Mortgage-Backed Security	—	744,539	—
Commercial Mortgage-Backed Securities	—	126,385,299	—
Corporate Bonds	—	5,312,313	—
Foreign Government Agency Obligation	—	1,223,815	—
Residential Mortgage-Backed Securities	—	693,937	—
Small Business Administration Agencies	—	569,662	—
U.S. Government Agency Obligations	—	246,114,847	—
U.S. Treasury Obligations	—	108,575,664	—
Affiliated Mutual Funds	124,213,386	—	—
Options Purchased	—	9,959	—
Options Written	—	(2,717)	—
Other Financial Instruments*
Futures Contracts	1,041,772	—	—
OTC Interest Rate Swap Agreements	—	199,542	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,543,428)	—

Total	$125,255,158	$501,009,471	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

U.S. Government Agency Obligations	48.2%
Commercial Mortgage-Backed Securities	24.7
Affiliated Mutual Funds (including 1.9% of collateral for securities on loan)	24.3
U.S. Treasury Obligations	21.3
Collateralized Loan Obligations	3.1
Diversified Financial Services	1.1
Foreign Government Agency Obligations	0.2
Non-Residential Mortgage-Backed Securities	0.1%
Residential Mortgage-Backed Securities	0.1
Small Business Administration Agencies	0.1

123.2
Liabilities in excess of other assets	(23.2)

100.0%

See Notes to Financial Statements.

Prudential Government Income Fund	25

Portfolio of Investments (continued)

as of February 29, 2016

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	1,199,085	*	Due from/to broker—variation margin futures	157,313	*
Interest rate contracts	Due from/to broker—variation margin swaps	4,770,382	*	Due from/to broker—variation margin swaps	9,313,810	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	199,542		Unrealized depreciation on OTC swap agreements	—
Interest rate contracts	Unaffiliated investments	9,959		Options written outstanding, at value	2,717

Total		$6,178,968			$9,473,840

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

26

The effects of derivative instruments on the Statement of Operations for the year ended February 29, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Total
Interest rate contracts	$1,330,124	$(2,353,735)	$457,516	$(1,752,498)	$(2,318,593)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Swaps	Total
Interest rate contracts	$691,189	$(308,302)	$111,693	$(3,547,153)	$(3,052,573)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 29, 2016, the Fund’s average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Interest Rate Swap Agreements(2)	Total Return Swap Agreements(2)
$450,816	$624,948	$184,036,775	$68,678,958	$239,697	$1,400

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.

See Notes to Financial Statements.

Prudential Government Income Fund	27

Portfolio of Investments (continued)

as of February 29, 2016

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Barclays Capital Group	$9,872	$(2,717)	$—	$7,155
Citigroup Global Markets	87	—	—	87
JPMorgan Chase	199,542	—	—	199,542

	$209,501

Counterparty	Gross amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Barclays Capital Group	$(2,717)	$2,717	$—	$—
Citigroup Global Markets	—	—	—	—
JPMorgan Chase	—	—	—	—

	$(2,717)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

28

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets

ANNUAL REPORT	FEBRUARY 29, 2016

Prudential Government Income Fund

Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value, including securities on loan of $9,779,827:
Unaffiliated investments (cost $493,453,139)	$505,356,074
Affiliated investments (cost $123,698,481)	124,213,386
Receivable for investments sold	182,000,361
Dividends and Interest receivable	1,597,386
Receivable for Fund shares sold	742,562
Unrealized appreciation on OTC swap agreements	199,542
Due from broker—variation margin futures	60,257
Prepaid expenses	2,490

Total Assets	814,172,058

Liabilities
Payable for investments purchased	291,572,009
Payable to broker for collateral for securities on loan	9,948,516
Payable for Fund shares reacquired	966,508
Accrued expenses and other liabilities	256,265
Management fee payable	202,143
Distribution fee payable	91,237
Due to broker—variation margin swaps	88,958
Affiliated transfer agent fee payable	50,364
Dividends payable	45,211
Payable to custodian	11,331
Deferred directors’ fees	7,153
Options written outstanding, at value (premiums received $87,863)	2,717

Total Liabilities	303,242,412

Net Assets	$510,929,646

Net assets were comprised of:
Common stock, at par	$526,018
Paid-in capital in excess of par	501,253,365

501,779,383
Undistributed net investment income	295,609
Accumulated net realized loss on investment transactions	(344,180)
Net unrealized appreciation on investments	9,198,834

Net assets, February 29, 2016	$510,929,646

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($371,570,566 ÷ 38,240,267 shares of common stock issued and outstanding)	$9.72
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.18

Class B
Net asset value, offering price and redemption price per share ($3,084,515 ÷ 317,057 shares of common stock issued and outstanding)	$9.73

Class C
Net asset value, offering price and redemption price per share ($12,488,009 ÷ 1,282,701 shares of common stock issued and outstanding)	$9.74

Class R
Net asset value, offering price and redemption price per share ($15,242,479 ÷ 1,566,494 shares of common stock issued and outstanding)	$9.73

Class Z
Net asset value, offering price and redemption price per share ($108,544,077 ÷ 11,195,288 shares of common stock issued and outstanding)	$9.70

See Notes to Financial Statements.

Prudential Government Income Fund	31

Statement of Operations

Year Ended February 29, 2016

Net Investment Income
Income
Interest income	$8,447,391
Affiliated dividend income	409,036
Affiliated income from securities lending, net	27,353

Total income	8,883,780

Expenses
Management fee	2,496,908
Distribution fee—Class A	933,614
Distribution fee—Class B	31,506
Distribution fee—Class C	105,474
Distribution fee—Class R	103,884
Transfer agent’s fees and expenses (including affiliated expense of $261,300)	840,000
Custodian and accounting fees	153,000
Registration fees	61,000
Shareholders’ reports	60,000
Audit fee	35,000
Legal fees and expenses	23,000
Directors’ fees	19,000
Insurance expenses	6,000
Miscellaneous	15,545

Total expenses	4,883,931
Less: Distribution fee waiver—Class R	(34,629)

Net expenses	4,849,302

Net investment income	4,034,478

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated: $203,572)	2,516,504
Futures transactions	1,330,124
Options written transactions	457,516
Swap agreement transactions	(1,752,498)

2,551,646

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $139,324)	3,221,414
Futures	691,189
Options written	111,693
Swap agreements	(3,547,153)

477,143

Net gain on investment transactions	3,028,789

Net Increase In Net Assets Resulting From Operations	$7,063,267

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

	Year Ended February 29/28,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,034,478	$5,931,002
Net realized gain on investment transactions	2,551,646	7,101,706
Net change in unrealized appreciation (depreciation) on investments	477,143	7,293,500

Net increase in net assets resulting from operations	7,063,267	20,326,208

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,797,611)	(4,896,033)
Class B	(9,444)	(21,903)
Class C	(30,808)	(47,792)
Class R	(106,166)	(116,553)
Class Z	(1,238,123)	(1,165,689)

	(5,182,152)	(6,247,970)

Distributions from net realized gains
Class A	(4,208,227)	—
Class B	(38,301)	—
Class C	(113,527)	—
Class R	(150,428)	—
Class Z	(983,440)	—

	(5,493,923)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	127,492,469	84,857,448
Net asset value of shares issued in reinvestment of dividends and distributions	9,357,356	5,397,121
Cost of shares reacquired	(135,794,341)	(104,479,092)

Net increase (decrease) in net assets from Fund share transactions	1,055,484	(14,224,523)

Total decrease	(2,557,324)	(146,285)

Net Assets:
Beginning of year	513,486,970	513,633,255

End of year(a)	$510,929,646	$513,486,970

(a) Includes undistributed net investment income of:	$295,609	$249,759

See Notes to Financial Statements.

Prudential Government Income Fund	33

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

34

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Government Income Fund	35

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or

36

intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a

Prudential Government Income Fund	37

Notes to Financial Statements (continued)

notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and

38

identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 29, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such

Prudential Government Income Fund	39

Notes to Financial Statements (continued)

payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

40

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the year ended February 29, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and R shares, respectively. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets of the Class A shares and the .05% contractual 12b-1 fee waiver was terminated.

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the year ended February 29, 2016.

Prudential Government Income Fund	41

Notes to Financial Statements (continued)

PIMS has advised the Fund that it has received $82,209 in front-end sales charges resulting from sales of Class A shares, for the year ended February 29, 2016. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 29, 2016, it received $3,189 and $1,441 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the year ended February 29, 2016, PGIM, Inc. has been compensated $7,314 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

42

Note 4. Portfolio Securities

Cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2016, aggregated $3,035,256,771 and $2,989,518,251, respectively.

Transactions in options written during the year ended February 29, 2016, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at February 28, 2015	33,000	$112,672
Options written	2,646,880	2,028,271
Options closed	(673,100)	(1,184,877)
Options expired	(1,522,660)	(868,203)

Options outstanding at February 29, 2016	484,120	$87,863

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended February 29, 2016, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $1,193,524 due to differences in the treatment for book and tax purposes of premium amortization, paydown gains (losses) and swaps. Net investment income, net realized gain (loss) on investments and net assets were not affected by this change.

For the years ended February 29, 2016 and February 28, 2015, the tax character of dividends paid by the Fund were $10,676,075 and $6,247,970 of ordinary income, respectively.

As of February 29, 2016, the accumulated undistributed earnings on a tax basis was $2,266,886 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of investments and net unrealized appreciation as of February 29, 2016, were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
$618,357,385	$13,102,382	$(1,890,307)	$11,212,075	$(4,276,334)	$6,935,741

Prudential Government Income Fund	43

Notes to Financial Statements (continued)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of swaps, futures and options.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

44

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 29, 2016:
Shares sold	5,000,430	$48,180,887
Shares issued in reinvestment of dividends and distributions	707,366	6,819,567
Shares reacquired	(6,840,933)	(65,897,882)

Net increase (decrease) in shares outstanding before conversion	(1,133,137)	(10,897,428)
Shares issued upon conversion from other share class(es)	61,017	586,520
Shares reacquired upon conversion into other share class(es)	(296,520)	(2,842,038)

Net increase (decrease) in shares outstanding	(1,368,640)	$(13,152,946)

Year ended February 28, 2015:
Shares sold	3,619,014	$34,743,521
Shares issued in reinvestment of dividends and distributions	429,024	4,135,143
Shares reacquired	(7,777,158)	(74,918,150)

Net increase (decrease) in shares outstanding before conversion	(3,729,120)	(36,039,486)
Shares issued upon conversion from other share class(es)	90,374	865,354
Shares reacquired upon conversion into other share class(es)	(79,474)	(769,653)

Net increase (decrease) in shares outstanding	(3,718,220)	$(35,943,785)

Class B
Year ended February 29, 2016:
Shares sold	58,501	$564,915
Shares issued in reinvestment of dividends and distributions	4,173	40,313
Shares reacquired	(76,549)	(739,211)

Net increase (decrease) in shares outstanding before conversion	(13,875)	(133,983)
Shares reacquired upon conversion into other share class(es)	(57,284)	(551,231)

Net increase (decrease) in shares outstanding	(71,159)	$(685,214)

Year ended February 28, 2015:
Shares sold	27,120	$260,813
Shares issued in reinvestment of dividends and distributions	1,952	18,799
Shares reacquired	(147,233)	(1,421,312)

Net increase (decrease) in shares outstanding before conversion	(118,161)	(1,141,700)
Shares reacquired upon conversion into other share class(es)	(90,224)	(865,354)

Net increase (decrease) in shares outstanding	(208,385)	$(2,007,054)

Prudential Government Income Fund	45

Notes to Financial Statements (continued)

Class C	Shares	Amount
Year ended February 29, 2016:
Shares sold	534,884	$5,167,891
Shares issued in reinvestment of dividends and distributions	14,028	135,640
Shares reacquired	(285,439)	(2,752,767)

Net increase (decrease) in shares outstanding before conversion	263,473	2,550,764
Shares reacquired upon conversion into other share class(es)	(1,938)	(18,509)

Net increase (decrease) in shares outstanding	261,535	$2,532,255

Year ended February 28, 2015:
Shares sold	184,730	$1,789,108
Shares issued in reinvestment of dividends and distributions	4,566	44,037
Shares reacquired	(329,007)	(3,174,235)

Net increase (decrease) in shares outstanding before conversion	(139,711)	(1,341,090)
Shares reacquired upon conversion into other share class(es)	(4,340)	(41,279)

Net increase (decrease) in shares outstanding	(144,051)	$(1,382,369)

Class R
Year ended February 29, 2016
Shares sold	808,801	$7,814,755
Shares issued in reinvestment of dividends and distributions	20,354	196,581
Shares reacquired	(598,157)	(5,772,627)

Net increase (decrease) in shares outstanding	230,998	$2,238,709

Year ended February 28, 2015:
Shares sold	791,865	$7,636,003
Shares issued in reinvestment of dividends and distributions	8,317	80,310
Shares reacquired	(572,631)	(5,538,348)

Net increase (decrease) in shares outstanding	227,551	$2,177,965

Class Z
Year ended February 29, 2016:
Shares sold	6,847,204	$65,764,021
Shares issued in reinvestment of dividends and distributions	225,119	2,165,255
Shares reacquired	(6,300,385)	(60,631,854)

Net increase (decrease) in shares outstanding before conversion	771,938	7,297,422
Shares issued upon conversion from other share class(es)	297,274	2,842,064
Shares reacquired upon conversion into other share class(es)	(1,734)	(16,806)

Net increase (decrease) in shares outstanding	1,067,478	$10,122,680

Year ended February 28, 2015:
Shares sold	4,163,850	$40,428,003
Shares issued in reinvestment of dividends and distributions	116,189	1,118,832
Shares reacquired	(2,015,405)	(19,427,047)

Net increase (decrease) in shares outstanding before conversion	2,264,634	22,119,788
Shares issued upon conversion from other shares class(es)	83,997	810,932

Net increase (decrease) in shares outstanding	2,348,631	$22,930,720

46

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, The Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended February 29, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Government Income Fund	47

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.79	$9.52	$9.78	$10.01	$9.57
Income (loss) from investment operations:
Net investment income	.08	.11	.14	.17	.22
Net realized and unrealized gain (loss) on investment transactions	.06	.28	(.19)	.12	.46
Total from investment operations	.14	.39	(.05)	.29	.68
Less Dividends and Distributions:
Dividends from net investment income	(.10)	(.12)	(.15)	(.22)	(.24)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.21)	(.12)	(.21)	(.52)	(.24)
Net asset value, end of year	$9.72	$9.79	$9.52	$9.78	$10.01
Total Return(b):	1.41%	4.08%	(.47)%	2.87%	7.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$371,571	$387,663	$412,384	$469,188	$535,682
Average net assets (000)	$373,443	$403,927	$435,734	$511,930	$533,151
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(e)	.99%	1.01%	.97%	.93%	.94%
Expenses before waivers and/or expense reimbursement(e)	.99%	1.06%	1.02%	.98%	.99%
Net investment income	.79%	1.15%	1.48%	1.73%	2.21%
Portfolio turnover rate(d)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

48

Class B Shares
	Year Ended February 28/29,
	2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.80	$9.53	$9.80	$10.03	$9.59
Income (loss) from investment operations:
Net investment income	- (e)	.04	.07	.08	.14
Net realized and unrealized gain (loss) on investment transactions	.07	.27	(.20)	.13	.47
Total from investment operations	.07	.31	(.13)	.21	.61
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.04)	(.08)	(.14)	(.17)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.14)	(.04)	(.14)	(.44)	(.17)
Net asset value, end of year	$9.73	$9.80	$9.53	$9.80	$10.03
Total Return(b):	.69%	3.30%	(1.32)%	2.11%	6.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,085	$3,805	$5,687	$9,408	$13,225
Average net assets (000)	$3,151	$4,682	$7,274	$10,975	$12,988
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.74%	1.76%	1.72%	1.68%	1.69%
Expenses before waivers and/or expense reimbursement	1.74%	1.76%	1.72%	1.68%	1.69%
Net investment income	.04%	.40%	.75%	.98%	1.46%
Portfolio turnover rate(d)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	49

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,
	2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.81	$9.54	$9.80	$10.03	$9.59
Income (loss) from investment operations:
Net investment income	- (e)	.04	.07	.10	.15
Net realized and unrealized gain (loss) on investment transactions	.07	.27	(.19)	.11	.46
Total from investment operations	.07	.31	(.12)	.21	.61
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.04)	(.08)	(.14)	(.17)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.14)	(.04)	(.14)	(.44)	(.17)
Net asset value, end of year	$9.74	$9.81	$9.54	$9.80	$10.03
Total Return(b):	.69%	3.30%	(1.22)%	2.11%	6.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,488	$10,016	$11,114	$20,274	$21,535
Average net assets (000)	$10,548	$10,394	$15,601	$21,678	$18,831
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.74%	1.76%	1.72%	1.68%	1.69%
Expenses before waivers and/or expense reimbursement	1.74%	1.76%	1.72%	1.68%	1.69%
Net investment income	.03%	.40%	.75%	.97%	1.45%
Portfolio turnover rate(d)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

50

Class R Shares
	Year Ended February 28/29,
	2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.80	$9.53	$9.80	$10.03	$9.58
Income (loss) from investment operations:
Net investment income	.05	.09	.12	.15	.19
Net realized and unrealized gain (loss) on investment transactions	.06	.27	(.20)	.11	.48
Total from investment operations	.11	.36	(.08)	.26	.67
Less Dividends and Distributions:
Dividends from net investment income	(.07)	(.09)	(.13)	(.19)	(.22)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.18)	(.09)	(.19)	(.49)	(.22)
Net asset value, end of year	$9.73	$9.80	$9.53	$9.80	$10.03
Total Return(b):	1.16%	3.82%	(.82)%	2.62%	7.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,242	$13,089	$10,560	$10,316	$8,984
Average net assets (000)	$13,851	$12,178	$10,227	$9,701	$7,400
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	1.26%	1.22%	1.18%	1.19%
Expenses before waivers and/or expense reimbursement	1.49%	1.51%	1.47%	1.43%	1.44%
Net investment income	.53%	.90%	1.22%	1.47%	1.94%
Portfolio turnover rate(d)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Government Income Fund	51

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28/29,
	2016(a)	2015(a)	2014(a)	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.77	$9.50	$9.76	$9.99	$9.55
Income (loss) from investment operations:
Net investment income	.10	.13	.17	.20	.24
Net realized and unrealized gain (loss) on investment transactions	.06	.28	(.19)	.11	.46
Total from investment operations	.16	.41	(.02)	.31	.70
Less Dividends and Distributions:
Dividends from net investment income	(.12)	(.14)	(.18)	(.24)	(.26)
Distributions from net realized gains	(.11)	-	(.06)	(.30)	-
Total dividends and distributions	(.23)	(.14)	(.24)	(.54)	(.26)
Net asset value, end of year	$9.70	$9.77	$9.50	$9.76	$9.99
Total Return(b):	1.67%	4.34%	(.22)%	3.13%	7.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$108,544	$98,913	$73,888	$95,710	$95,314
Average net assets (000)	$98,389	$79,893	$83,182	$95,810	$100,654
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.74%	.76%	.72%	.68%	.69%
Expenses before waivers and/or expense reimbursement	.74%	.76%	.72%	.68%	.69%
Net investment income	1.03%	1.40%	1.74%	1.97%	2.46%
Portfolio turnover rate(d)	778%	817%	1,042%	1,251%	1,404%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

52

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Government Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

Prudential Government Income Fund	53

Federal Income Tax Information (unaudited)

For the year ended February 29, 2016, the Fund reports the maximum amount allowable but not less than 59.72% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the dividends received by you in calendar year 2016.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 18.16% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

54

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Government Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Government Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Government Income Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadig Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E    0290810-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Floating Rate Income Fund

ANNUAL REPORT	FEBRUARY 29, 2016

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Objective: To maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund’s primary objective.

Highlights

PRUDENTIAL FLOATING RATE INCOME FUND

•

The Fund’s industry selection was a large contributor to performance during the reporting period. Along with underweight positions in the energy, electric utility, and metals and mining sectors, the Fund benefited from overweights in the housing and chemicals sectors.

•	The Fund was hurt during the period by its underweight positions in the media/telecommunications, food/tobacco, and gaming/leisure sectors.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the 12-month period that ended February 29, 2016.

During the period, the US economy continued to grow modestly, but growth outside the US has been sluggish and slowing for the past several years. Plummeting energy prices, slowing economic growth in China, and declining global earnings growth weighed heavily on the world markets. Even so, a strong US labor market and low oil prices have encouraged consumers to spend more.

The US bull market is in its seventh year, the third-longest bull market since World War II. But stocks have been extremely volatile since the beginning of 2016. Bond markets remained mixed, with US Treasuries performing well as investors have sought safe havens in the wake of recent poor stock performance. High yield, or below-investment-grade, bonds have struggled due to credit concerns in the energy sector, though higher-rated high yield bonds have done better.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

April 15, 2016

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Since Inception (%)
Class A	–2.34	14.42 (3/30/11)
Class C	–3.07	10.27 (3/30/11)
Class Q	N/A	–3.35 (4/27/15)
Class Z	–2.08	15.93 (3/30/11)
Credit Suisse Leveraged Loan Index	–3.27	—
Lipper Loan Participation Funds Average	–4.17	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–3.48	2.62	2.57
Class C	–1.95	2.52	2.48
Class Q	N/A	N/A	N/A
Class Z	0.03	3.57	3.53
Credit Suisse Leveraged Loan Index	–1.11	3.49	—
Lipper Loan Participation Funds Average	–1.83	2.70	—

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Average Annual Total Returns (With Sales Charges) as of 2/29/16
	One Year (%)	Since Inception (%)
Class A	–5.51	2.09 (3/30/11)
Class C	–4.01	2.00 (3/30/11)
Class Q	N/A	N/A (4/27/15)
Class Z	–2.08	3.05 (3/30/11)

Average Annual Total Returns (Without Sales Charges) as of 2/29/16
	One Year (%)	Since Inception (%)
Class A	–2.34	2.77 (3/30/11)
Class C	–3.07	2.00 (3/30/11)
Class Q	N/A	N/A (4/27/15)
Class Z	–2.08	3.05 (3/30/11)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Floating Rate Income Fund (Class A shares) with a similar investment in the Credit Suisse Leveraged Loan Index by portraying the initial account values at the commencement of operations of Class A shares (March 30, 2011) and the account values at the end of the current fiscal year (February 29, 2016) as measured on a quarterly basis. For purposes of the graph, and

Prudential Floating Rate Income Fund	5

Your Fund’s Performance (continued)

unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C, Class Q, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

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Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/29/16 are 15.64% and –4.51% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/16 is 3.49%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Lipper Loan Participation Funds Average—The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds category for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 2/29/16 are 11.08% and –5.29% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, C, and Z shares through 3/31/16 is 2.70%. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Credit Quality expressed as a percentage of total investments as of 2/29/16 (%)
AA	0.3
A	0.6
BBB	3.3
BB	41.2
B	49.5
CCC	2.0
D	0.1
Cash/Cash Equivalents	3.1
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common

Prudential Floating Rate Income Fund	7

Your Fund’s Performance (continued)

nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/29/16
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.35	4.66	4.59
Class C	0.27	4.06	3.99
Class Q	0.31	5.06	4.91
Class Z	0.37	5.06	4.99

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Strategy and Performance Overview

How did the Fund perform?

The Prudential Floating Rate Income Fund’s Class A shares returned –2.34% for the 12-month reporting period ended February 29, 2016, outperforming the –3.27% return of the Credit Suisse Leveraged Loan Index (the “Index”). The Fund also outperformed the –4.17% return of the Lipper Loan Participation Funds Average.

What were market conditions?

Floating rate loans, which are provided by banks and other lenders to below-investment-grade companies, produced uneven returns during the one-year reporting period, with the Index declining in eight of the 12 months.

Outflows from floating rate loan mutual funds continued largely unchecked throughout the reporting period, as investor appetite for the asset class waned due to the flattening yield curve. Later in the period, despite the Federal Reserve’s (“Fed”) interest rate hike in December 2015, outflows actually accelerated as market expectations about future Fed rate hikes decreased dramatically.

Net new issuance of floating rate notes declined significantly in 2015 versus prior years, with $81.1 billion coming to market. Formation of collateralized loan obligations was strong at $110.8 billion, which—offset by retail mutual fund outflows of $20.3 billion—resulted in a fairly balanced supply and demand picture in the market.

Among ongoing market trends was the continued underperformance of the energy sector, as crude oil prices dropped to a seven-year low during the fourth quarter of 2015. For the period overall, energy, metals/minerals, and electric utilities were the worst-performing sectors in the Index. The consumer products, food/tobacco, and housing sectors performed well.

What worked?

•

The Fund’s industry selection was a large contributor to performance during the reporting period. Along with underweight positions in the energy, electric utility, and metals and mining sectors, the Fund benefited from overweights in the housing and chemicals sectors.

•	Security selection added significantly to performance, led by holdings in the electric utility, manufacturing, energy, and forest products/containers sectors.

•

In terms of quality positioning, the Fund’s underweight in lower-quality loans (CCC and below) contributed positively. Strong security selection among B-rated loans and loans rated CCC and below also bolstered performance.

•

The Fund’s lack of exposure to Texas Competitive Electric Holdings (utility), Clear Channel Communications (media), Millennium Health (health care), Arch Coal (metals/minerals), and Templar Energy (energy) added to performance.

Prudential Floating Rate Income Fund	9

Strategy and Performance Overview (continued)

What didn’t work?

•	The Fund was hurt during the period by its underweight positions in the media/telecommunications, food/tobacco, and gaming/leisure sectors.

•	Security selection in the service, consumer non-durables, and media/telecommunications sectors detracted modestly from performance.

•	An underweight in higher-quality BB-rated loans dampened returns.

•	The Fund was hampered by its overweights in American Energy—Marcellus (energy), Dex Media (media), and metals and minerals companies, including Peabody Energy and Murray Energy.

Current outlook

Prudential Fixed Income continues to believe that floating rate loans offer relative value in both the primary and secondary markets. During the next 12 months, default rates are expected to remain below the long-term historical average of 3.4%. However, if depressed commodity prices persist, Prudential Fixed Income believes defaults in the metals, mining, and energy sectors could increase. At the end of the reporting period, the Fund’s key sector overweights included manufacturing and chemicals.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2015, at the beginning of the period, and held through the six-month period ended February 29, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Floating Rate Income Fund	11

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$969.00	1.05%	$5.14
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27
Class C	Actual	$1,000.00	$965.30	1.80%	$8.80
	Hypothetical	$1,000.00	$1,015.91	1.80%	$9.02
Class Q	Actual	$1,000.00	$970.30	0.80%	$3.92
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
Class Z	Actual	$1,000.00	$970.20	0.80%	$3.92
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for

each	share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182
days	in the six-month period ended February 29, 2016, and divided by the 366 days in the Fund’s fiscal year ended
February	29, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

12	Visit our website at prudentialfunds.com

The Fund’s expense ratios for the 12-month period ended February 29, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.34	1.05
C	2.11	1.80
Q	0.99	0.80
Z	1.09	0.80

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.7%

ASSET-BACKED SECURITIES 0.9%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$495,733
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410	04/17/26	250	241,804
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	738,699
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360	04/15/26	500	485,112

TOTAL ASSET-BACKED SECURITIES (cost $1,982,314)				1,961,348

BANK LOANS(a) 93.6%

Aerospace & Defense 1.0%
CPI International, Inc.(d)	4.250	11/17/17	344	330,120
Sequa Corp.	5.250	06/19/17	372	221,103
Standard Aero Ltd. (Canada)	5.250	07/07/22	623	617,593
Transdigm, Inc.	3.500	05/16/22	521	496,710
Transdigm, Inc.	3.750	06/04/21	496	473,891

				2,139,417

Airlines 0.4%
American Airlines, Inc.(b)	3.250	06/29/20	1,000	978,250

Automotive 2.5%
American Tire Distributors, Inc.	5.250	09/01/21	621	602,090
BBB Industries LLC	6.000	11/03/21	248	246,109
Chrysler Group LLC	3.250	12/31/18	1,035	1,026,297
Cooper Standard Automotive, Inc.	4.000	04/04/21	617	597,932
Federal-Mogul Holdings Corp.	4.750	04/15/21	941	743,653
Gates Global LLC	4.250	07/06/21	643	562,726
Horizon Global Corp.(d)	7.000	06/30/21	341	324,187
TI Group Automotive Systems LLC	4.500	06/30/22	449	432,042
Tower Auto Holdings USA LLC(d)	4.000	04/23/20	1,051	1,011,117

				5,546,153

Brokerage 1.7%
Arnhold & S. Bleichroeder Holdings, Inc.	4.750	11/30/22	625	589,062
BATS Global Markets, Inc.	5.750	01/31/20	726	722,997

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Brokerage (cont’d.)
Hamilton Lane Advisors LLC	4.250%	07/08/22	719	$712,685
LPL Holdings, Inc.(d)	4.750	11/30/22	750	705,000
VFH Parent LLC	5.250	11/08/19	966	958,001

				3,687,745

Building Materials & Construction 4.8%
Apex Tool Group LLC	4.500	01/31/20	734	691,194
Builders FirstSource, Inc.	6.000	07/29/22	998	963,620
CHI Overhead Doors, Inc.	4.750	07/31/22	349	342,143
CHI Overhead Doors, Inc.	8.750	07/31/23	300	277,500
Continental Building Products LLC	4.000	08/28/20	626	607,794
DTZ US Borrower LLC	4.250	11/04/21	721	692,520
HD Supply, Inc.	3.750	08/13/21	574	560,227
Headwaters, Inc.	4.500	03/24/22	898	895,817
Jeld-Wen, Inc.	4.750	07/01/22	399	392,350
Jeld-Wen, Inc.	5.250	10/15/21	549	539,471
LBM Borrower LLC	6.250	08/31/22	623	581,875
Manitowoc Foodservice	5.750	03/03/23	650	647,562
Ply Gem Industries, Inc.	4.000	02/01/21	694	655,800
PriSo Acquisition Corp.(d)	4.500	05/09/22	498	476,559
Quikrete Co., Inc.	4.000	09/28/20	641	624,877
Quikrete Co., Inc.	7.000	03/26/21	311	305,674
Terex Corp.(d)	4.500	06/30/23	475	460,750
Wilsonart LLC	4.000	10/31/19	734	714,108

				10,429,841

Cable 1.5%
CSC Holdings LLC	5.000	10/10/22	500	495,833
Intelsat Jackson Holdings SA (Luxembourg)	3.750	06/30/19	1,250	1,119,271
Numericable US LLC	4.500	05/21/20	896	860,975
UPC Financing Partnership	3.250	06/30/21	500	485,209
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500	06/30/23	375	363,375

				3,324,663

Capital Goods 6.3%
4L Technologies, Inc.(d)	5.500	05/08/20	543	488,813
ADS Waste Holdings, Inc.	3.750	10/09/19	1,513	1,465,972
Allflex Holdings III, Inc.	4.250	07/17/20	871	846,244
Brand Energy & Infrastructure Services, Inc.	4.750	11/26/20	719	662,654
CPM Acquisition Corp.	6.000	04/11/22	846	830,626

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
Crosby US Acquisition Corp.	4.000%	11/23/20	372	$273,532
Doosan Infracore International, Inc.(d)	4.500	05/28/21	681	643,214
Douglas Dynamics LLC	5.250	12/31/21	570	569,067
Dynacast International LLC(d)	4.500	01/28/22	622	599,805
Filtration Group, Inc.	4.250	11/23/20	399	382,071
Filtration Group, Inc.	8.250	11/22/21	370	357,975
Gardner Denver, Inc.	4.250	07/30/20	299	246,569
Hillman Group, Inc. (The)	4.500	06/30/21	496	472,651
Infiltrator Systems Integrated LLC	5.250	05/27/22	772	758,886
Mirror Bidco Corp.	4.250	12/27/19	793	778,571
Neff Rental LLC	7.250	06/09/21	267	199,957
North American Lifting Holdings, Inc.	5.500	11/27/20	496	359,750
Pelican Products, Inc.(d)	5.250	04/11/20	544	511,615
Penn Engineering & Manufacturing Corp.	4.000	08/27/21	395	393,025
Pro Mach, Inc.	4.750	10/22/21	396	391,050
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	981	935,349
Synagro Infrastructure Co., Inc.(b)(d)	6.250	08/22/20	168	141,408
Tank Holding Corp.	5.250	03/16/22	674	642,782
Unifrax I LLC	4.250	11/28/18	308	279,901
WASH Multifamily Laundry Systems LLC	4.250	05/16/22	622	599,332

				13,830,819

Chemicals 5.3%
A. Schulman, Inc.(d)	4.000	06/01/22	496	471,437
Axalta Coating Systems US Holding	3.750	02/01/20	1,724	1,703,395
Chemours Co. LLC (The)	3.750	05/12/22	970	865,837
Colouroz Investment 2 LLC	4.500	09/07/21	637	605,059
Colouroz Investment 2 LLC(d)	4.500	09/07/21	105	99,584
Colouroz Investment 2 LLC	8.250	09/05/22	200	184,000
Emerald Performance Materials LLC	7.750	08/01/22	300	280,875
Kronos Worldwide, Inc.	4.000	02/18/20	393	353,209
MacDermid, Inc.	5.500	06/07/20	1,389	1,263,807
Methanol Holdings DE LLC(d)	4.250	06/30/22	498	447,750
Nexeo Solutions LLC	5.000	09/08/17	273	264,510
Nusil Technology LLC	5.250	04/07/17	743	730,364
Oxea Finance LLC	4.250	01/15/20	489	469,811
Phillips-Medisize Corp.(d)	4.750	06/16/21	369	350,445
Plaskolite, Inc.(d)	5.750	11/03/22	375	363,750
Solenis International LP	4.250	07/31/21	494	465,977
Solenis International LP	7.750	07/31/22	200	158,333
Sonneborn, Inc.(d)	4.750	12/10/20	597	586,061

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Chemicals (cont’d.)
Tata Chemicals NA, Inc.(d)	3.750%	08/07/20	665	$648,568
Tronox Pigments Netherlands BV	4.500	03/19/20	526	463,062
Univar, Inc.	4.250	07/01/22	947	895,165

				11,670,999

Consumer 5.8%
Acosta, Inc.	4.250	09/26/21	742	695,355
Advantage Sales & Marketing, Inc.	4.250	07/23/21	645	610,628
Advantage Sales & Marketing, Inc.(d)	7.500	07/25/22	500	415,000
Bombardier Recreational Products, Inc.	3.750	01/30/19	777	751,400
Cole Haan, Inc.(d)	5.000	02/01/20	490	330,802
Fitness International LLC	5.500	07/01/20	495	464,051
Galleria Co.	3.750	01/26/23	308	306,406
Generac Power Systems, Inc.	3.500	05/31/20	750	731,875
Hoffmaster Group, Inc.	5.250	05/11/20	554	541,444
Huish Detergents, Inc.	5.500	03/23/20	985	934,423
Libbey Glass, Inc.(d)	3.750	04/09/21	571	550,840
Life Time Fitness, Inc.	4.250	06/10/22	498	479,673
NBTY, Inc.	3.500	10/01/17	288	284,279
NVA Holdings, Inc.	4.750	08/16/21	695	675,517
NVA Holdings, Inc.(d)	8.000	08/14/22	400	366,000
Royal Holdings, Inc.	4.500	06/20/22	498	481,704
ServiceMaster Co.	4.250	07/01/21	715	708,659
Spin Holdco, Inc.	4.250	11/14/19	518	490,531
SRAM Corp.(d)	4.025	04/10/20	644	489,192
Stadium Management Group	4.500	02/27/20	625	606,250
Sterling Midco Holdings, Inc.	5.750	06/20/22	622	606,328
Wand Intermediate I LP	4.750	09/17/21	571	560,235
Water Pik, Inc.	5.750	07/08/20	539	531,978

				12,612,570

Electric 1.8%
Calpine Construction Finance Co. LP	3.250	01/31/22	496	463,115
Calpine Corp.	3.500	05/27/22	622	588,671
Calpine Corp.	4.000	01/15/23	750	718,125
Dynegy, Inc.	4.000	04/23/20	983	920,254
FREIF NAP I Holdings III LLC(d)	4.750	03/31/22	486	471,616
Intergen NV	5.500	06/15/20	512	453,009
TPF Generation Holdings LLC	4.750	12/31/17	414	370,866

				3,985,656

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Energy - Other 0.8%
American Energy Marcellus LLC	5.250%	08/04/20	500	$80,000
American Energy Marcellus LLC	8.500	08/04/21	300	10,250
Drillships Financing Holding, Inc.	6.000	03/31/21	367	104,421
Energy Transfer Equity LP	3.250	12/02/19	962	768,210
Fieldwood Energy LLC	8.375	09/30/20	500	67,812
Floatel Delaware LLC	6.000	06/29/20	368	149,831
FTS International, Inc.	5.750	04/16/21	251	22,924
Hi-Crush Partners LP	4.750	04/28/21	211	142,236
Pacific Drilling SA (Luxembourg)	4.500	06/01/18	363	70,262
Targa Resources Partners LP(d)	5.750	02/27/22	324	262,787

				1,678,733

Energy - Refining 1.0%
Citgo Holdings, Inc.	9.500	05/12/18	421	413,683
Citgo Petroleum Corp.	4.500	07/29/21	1,092	1,026,215
Western Refining, Inc.	4.250	11/12/20	920	802,804

				2,242,702

Entertainment 0.2%
SeaWorld Parks & Entertainment, Inc.	3.000	05/14/20	496	468,809

Foods 2.2%
AdvancePierre Foods, Inc.	5.750	07/10/17	349	348,477
AdvancePierre Foods, Inc.(d)	9.500	10/10/17	400	394,000
Hearthside Group Holdings LLC(d)	4.500	06/02/21	898	848,347
JBS USA LLC	3.750	09/30/20	499	486,256
JBS USA LLC	4.000	10/31/22	750	728,437
Mill US Acquisition LLC	5.000	07/03/20	914	860,564
Packers Holdings LLC	5.000	12/02/21	522	519,012
Shearer’s Foods LLC(d)	4.938	06/30/21	746	719,504

				4,904,597

Gaming 2.9%
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	490	442,123
CCM Merger, Inc.	4.500	08/06/21	1,032	1,024,010
CityCenter Holdings LLC	4.250	10/16/20	855	849,165
Eldorado Resorts, Inc.	4.250	07/25/22	498	495,012
Golden Nugget, Inc.	5.500	11/21/19	952	939,426
Scientific Games International, Inc.	6.000	10/01/21	1,513	1,375,944
Station Casinos LLC	4.250	03/02/20	820	806,293
Yonkers Racing Corp.(d)	4.250	08/20/19	365	361,135

				6,293,108

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Health Care & Pharmaceutical 11.6%
Acadia Healthcare Co., Inc.	4.500%	02/20/23	800	$800,000
Air Medical Group Holdings, Inc.	4.250	04/28/22	498	471,692
Alere, Inc.	4.250	06/20/22	743	741,818
Alliance HealthCare Services, Inc.	4.250	06/03/19	723	659,144
Amneal Pharmaceuticals LLC	4.501	11/01/19	516	506,701
ATI Holdings LLC	5.250	12/20/19	745	737,158
Boston Luxembourg III SARL(d)	4.000	08/28/19	247	243,010
Carecore National LLC	5.500	03/05/21	369	311,078
CCS Intermediate Holdings LLC(d)	5.000	07/23/21	222	172,195
CHS/Community Health Systems, Inc.	3.750	12/31/19	756	718,539
CHS/Community Health Systems, Inc.	4.000	01/27/21	1,570	1,489,266
Concordia Healthcare Corp. (Canada)	5.250	10/21/21	725	692,828
Curo Health Services Holdings, Inc.	6.500	02/07/22	347	342,454
Emdeon, Inc.	3.750	11/02/18	497	486,457
Endo Luxembourgh Finance I Co. SARL	3.750	09/30/22	800	790,000
Envision Healthcare Corp.	4.500	11/30/22	675	670,781
FHC Health Systems, Inc.(d)	5.000	12/23/21	496	466,475
Genoa, a QoL Healthcare Co.(d)	4.500	04/29/22	373	356,334
Greatbatch Ltd.	5.250	10/27/22	750	738,281
HCA, Inc.	3.366	05/01/18	496	495,484
Horizon Pharma, Inc.	4.500	05/07/21	323	308,109
IASIS Healthcare Corp.	4.500	05/03/18	481	467,826
Kindred Healthcare, Inc.(d)	4.250	04/09/21	922	871,261
Kinetic Concepts, Inc.	4.500	05/04/18	797	777,634
Lannett Co., Inc.	6.375	11/24/22	600	558,000
Mallinckrodt International Finance SA	3.250	03/19/21	150	146,066
Mallinckrodt International Finance SA	3.500	03/19/21	495	485,082
MJ Acquisition Corp.	4.001	06/01/22	771	753,775
MPH Acquisition Holdings LLC	3.750	03/31/21	793	772,787
Opal Acquisition, Inc.	5.000	11/27/20	497	395,457
Ortho Clinical Diagnostics	4.750	06/30/21	938	800,889
Patheon Pharmaceuticals, Inc.	4.250	03/11/21	493	467,629
Pharmaceutical Product Development LLC	4.250	08/18/22	995	968,384
RadNet Management, Inc.	4.250	10/10/18	487	478,032
RadNet Management, Inc.	8.000	03/25/21	225	205,313
RPI Finance Trust	3.500	11/09/20	496	494,380
Sterigenics-Nordion Holdings LLC(d)	4.250	05/16/22	748	712,589
Surgery Center Holdings, Inc.	5.250	11/03/20	272	266,805
TeamHealth, Inc.	4.500	11/30/22	500	498,437
US Renal Care, Inc.	5.250	12/31/22	750	743,125
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	1,096	1,023,695

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Health Care & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Inc.	4.000%	04/01/22	746	$699,649
Vizient, Inc.	6.250	02/13/23	575	569,010

				25,353,629

Insurance 1.5%
AmWINS Group, Inc.	5.250	09/06/19	341	339,050
AmWINS Group, Inc.(d)	9.500	09/04/20	250	232,500
HUB International Ltd.	4.000	10/02/20	1,232	1,175,462
Hyperion Insurance Group Ltd.	5.500	04/29/22	646	604,627
Sedgwick Claims Management Services, Inc.	3.750	03/01/21	639	609,887
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	218,125

				3,179,651

Lodging 0.3%
Four Seasons Holdings, Inc. (Canada)(d)	6.250	12/28/20	300	292,500
Playa Resorts Holding BV (Netherlands)(d)	4.000	08/09/19	440	415,682

				708,182

Media & Entertainment 4.4%
CDS US Intermediate Holdings, Inc. (Canada)	5.000	07/08/22	499	459,349
ClubCorp Club Operations, Inc.	4.250	12/15/22	799	785,782
EMI Group North America Holdings, Inc.	4.000	08/31/22	524	510,038
Getty Images, Inc.	4.750	10/18/19	485	331,012
Hubbard Radio LLC	4.250	05/27/22	346	317,734
Ion Media Networks, Inc.	4.750	12/18/20	248	238,528
Learfield Communications, Inc.(d)	4.500	10/09/20	490	482,711
Lions Gate Entertainment Corp.(d)	5.000	03/17/22	600	540,000
Match Group, Inc.	5.500	11/16/22	695	692,973
Mood Media Corp. (Canada)(d)	7.000	05/01/19	497	402,237
NEP Broadcasting LLC	10.000	07/22/20	257	236,571
NEP/NCP Holdco, Inc.	4.250	01/22/20	734	668,365
Sinclair Television Group, Inc.	3.500	07/30/21	498	488,794
SuperMedia, Inc.	11.600	12/30/16	368	110,885
Tribune Media Co.	3.750	12/28/20	1,200	1,184,002
Tribune Publishing Co.	5.750	08/04/21	188	166,875
Univision Communications, Inc.	4.000	03/01/20	1,673	1,625,242
WMG Acquisition Corp.	3.750	07/01/20	299	285,956

				9,527,054

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Metals & Mining 1.1%
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250%	06/30/19	742	$569,589
Minerals Technologies, Inc.(d)	4.750	05/10/21	225	219,657
Murray Energy Corp.	7.500	04/16/20	746	297,774
Novelis, Inc.	4.000	06/02/22	746	686,861
Phoenix Services International LLC	6.000	06/30/17	494	435,143
Westmoreland Coal Co.(d)	7.500	12/16/20	173	103,925

				2,312,949

Other Industry 5.1%
Alfred Fueling Systems, Inc.(d)	4.750	06/21/21	497	475,088
Alix Partners LLP	4.500	07/28/22	1,247	1,232,459
Allied Security Holdings LLC	4.250	02/12/21	612	586,786
Allied Security Holdings LLC(d)	8.000	08/13/21	582	508,818
Altisource Solutions SARL (Luxembourg)(d)	4.500	12/09/20	340	285,856
Asurion LLC	5.000	05/24/19	415	390,274
Asurion LLC	5.000	08/04/22	496	453,910
Asurion LLC	8.500	03/03/21	250	201,797
AVSC Holding Corp.	4.500	01/25/21	618	586,659
Brickman Group Holdings, Inc.	4.000	12/18/20	1,012	977,151
CCC Information Services, Inc.	4.000	12/20/19	316	304,584
Edelman Financial Group, Inc.	6.500	12/19/22	525	509,250
GCA Services Group, Inc.	5.750	03/31/23	425	422,167
Guggenheim Partners Investment Management	4.250	07/22/20	766	754,378
Laureate Education, Inc.	5.000	06/18/18	789	594,801
Mannington Mills, Inc.	4.750	10/01/21	499	472,554
Merrill Communications LLC(d)	6.250	06/01/22	547	426,434
National Financial Partners Corp.	4.500	07/01/20	368	349,761
Onsite Rental Group Operation Pty. Ltd.(d)	5.500	07/30/21	222	182,194
Osmose Utility Services, Inc.	4.750	08/21/22	374	360,035
Power Buyer LLC	4.250	05/06/20	568	552,852
RCS Capital Corp.(b)(d)	7.500	04/29/19	342	171,094
USIC Holdings, Inc.	4.000	07/10/20	366	343,230

				11,142,132

Packaging 4.2%
Anchor Glass Container Corp.	4.500	07/01/22	728	722,092
Berlin Packaging LLC	4.500	10/01/21	494	482,832
Berry Plastics Corp.	4.000	10/01/22	1,122	1,113,932
Bway Holding Co.	5.500	08/14/20	715	677,096
Charter NEX US Holdings, Inc.	5.250	02/07/22	359	353,398
Exopack Holdings SA (Luxembourg)	4.500	05/08/19	648	615,990

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Packaging (cont’d.)
Hilex Poly Co. LLC	6.000%	12/06/21	521	$517,834
Hilex Poly Co. LLC	9.750	06/06/22	250	228,333
Husky Injection Molding Systems Ltd.	4.250	06/30/21	644	610,984
Husky Injection Molding Systems Ltd.(d)	7.250	06/30/22	470	446,094
Onex Wizard Acquisition Co. I SARL (Luxembourg)	4.250	03/14/22	945	917,953
Peacock Engineering Co. LLC	5.262	07/27/22	748	730,045
Plaze, Inc.	5.250	07/29/22	499	489,179
Pregis Holding I Corp.(d)	4.500	05/20/21	445	429,612
Signode Industrial Group US, Inc.	3.750	05/01/21	254	240,505
Tekni-Plex, Inc.	4.500	06/01/22	498	480,585

				9,056,464

Paper 0.2%
Caraustar Industries, Inc.(d)	8.000	05/01/19	442	419,527

Real Estate 0.6%
Capital Automotive LP	6.000	04/30/20	850	828,750
Starwood Property Trust, Inc.	3.500	04/17/20	489	476,488

				1,305,238

Restaurants 1.1%
B.C. Unlimited Liability Co.	3.750	12/10/21	1,407	1,399,407
CEC Entertainment, Inc.	4.250	02/12/21	962	904,579

				2,303,986

Retailers 7.6%
Academy Ltd.	5.000	07/01/22	1,172	1,074,265
At Home Holding III, Inc.(d)	5.000	06/03/22	496	472,678
Bass Pro Group LLC	4.000	06/05/20	742	703,037
Bauer Performance Sports Ltd.	4.500	04/15/21	829	762,613
CNT Holdings III Corp.	5.250	01/23/23	475	472,328
EyeMart Express LLC(d)	5.000	12/18/21	468	454,644
Fullbeauty Brands, Inc.	5.750	10/14/22	500	464,166
Harbor Freight Tools USA, Inc.	4.750	07/26/19	450	449,550
Hudsons Bay Co. (Canada)	4.750	09/30/22	688	684,578
JC Penney Corp., Inc.	6.000	05/22/18	550	543,812
Lands’ End, Inc.	4.250	04/05/21	618	436,920
Leslie’s Poolmart, Inc.	4.250	10/16/19	860	827,910
Men’s Warehouse, Inc. (The)	5.000	06/18/21	550	477,583
Neiman Marcus Group Ltd. LLC	4.250	10/25/20	1,232	1,031,015

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Retailers (cont’d.)
Petco Animal Supplies, Inc.	5.750%	01/26/23	825	$806,850
Petco Animal Supplies, Inc.	5.625	01/26/23	300	293,287
PetSmart, Inc.	4.250	03/11/22	1,244	1,202,973
Rite Aid Corp.	4.875	06/21/21	1,650	1,645,875
Rite Aid Corp.	5.750	08/21/20	375	375,000
Sears Roebuck Acceptance Corp.	5.500	06/30/18	737	676,057
Staples, Inc.	4.750	02/02/22	1,400	1,388,250
Vestcom International, Inc.(d)	5.250	09/30/21	688	666,877
Vision Holding Corp.	4.000	03/12/21	620	582,662

				16,492,930

Supermarkets 2.0%
Albertsons Holdings LLC	5.125	08/26/19	385	375,375
Albertsons Holdings LLC	5.500	08/25/21	844	820,894
Albertsons Holdings LLC	5.500	12/21/22	1,225	1,189,344
GOBP Holdings, Inc.	4.750	10/21/21	621	592,109
Supervalu, Inc.	4.500	03/21/19	1,519	1,435,846

				4,413,568

Technology 12.2%
ACTIVE Network, Inc.	5.500	11/13/20	592	568,651
Ancestry.com, Inc.	5.000	08/31/22	623	614,398
Applied Systems, Inc.	7.500	01/24/22	147	133,809
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250	02/01/23	2,575	2,530,744
Avaya, Inc.	6.250	05/29/20	576	341,936
Avaya, Inc.	6.500	03/30/18	129	86,042
Blue Coat Holdings, Inc.	4.500	05/20/22	1,122	1,061,402
BMC Software Finance, Inc.	5.000	09/10/20	1,436	1,145,034
CompuCom Systems, Inc.	4.250	05/11/20	281	172,535
Compuware Corp.	6.250	12/15/19	356	329,086
Dell International LLC	4.000	04/29/20	2,239	2,225,675
Deltek, Inc.	5.000	06/27/22	747	719,193
EagleView Technology Corp.	5.250	07/15/22	693	659,505
Evergreen Skills SARL (Luxembourg)	5.750	04/28/21	493	353,061
Evergreen Skills SARL (Luxembourg)	9.250	04/28/22	200	85,000
Evertec Group LLC	3.250	04/17/20	268	256,283
First Data Corp.	4.107	09/24/18	2,175	2,145,094
Hyland Software, Inc.	4.750	07/01/22	442	425,689
Hyland Software, Inc.	8.250	07/03/23	250	226,250
Informatica Corp.	4.500	08/05/22	748	704,173
IPC Systems, Inc.(d)	5.500	08/06/21	645	580,613
Kronos, Inc.	4.500	10/30/19	774	750,319

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d)
Kronos, Inc.	9.750%	04/30/20	449	$435,000
Lattice Semiconductor Corp.(d)	5.250	03/10/21	521	484,588
Lawson Software, Inc.	3.750	06/03/20	496	455,512
Linxens (Singapore)(d)	5.000	10/14/22	750	720,000
Linxens (Singapore)(d)	9.500	10/16/23	250	225,000
MA FinanceCo. LLC	4.500	11/20/19	324	307,832
Natel Engineering Co., Inc.(d)	6.750	04/10/20	481	476,438
NXP BV (Netherlands)	3.750	12/07/20	1,125	1,121,660
Presidio Holdings Ltd.	5.250	02/02/22	735	701,736
Shaw Data Centre LP(d)	4.500	03/30/22	596	577,635
Sirius Computer Solutions, Inc.	6.000	10/31/22	618	605,618
Sirius Computer Solutions, Inc.	10.500	10/31/23	250	242,500
Solera Holdings, Inc.(d)	5.750	03/31/23	500	485,000
Sophia LP	4.750	09/30/22	623	596,681
SourceHOV LLC	7.750	10/31/19	363	287,900
Sungard Availability Services Capital, Inc.(d)	6.000	03/29/19	331	278,045
Syniverse Holdings, Inc.(d)	4.000	04/23/19	482	311,107
TransUnion LLC	3.500	04/09/21	1,293	1,259,493
Zebra Technology Corp.	4.750	10/27/21	957	956,891

				26,643,128

Telecommunications 2.6%
Communications Sales & Leasing, Inc.	5.000	10/24/22	625	580,850
Global Tel*Link Corp.(d)	5.000	05/22/20	563	461,394
GTT Communications, Inc.	6.250	10/24/22	250	245,938
Level 3 Finance, Inc.	4.000	01/15/20	850	848,725
LTS Buyer LLC	4.000	04/13/20	1,095	1,064,454
Mitel Networks Corp. (Canada)	5.500	04/29/22	575	569,725
Numericable US LLC	4.750	01/13/23	600	575,532
SBA Senior Finance II LLC	3.250	03/24/21	868	851,503
Securus Technologies Holdings, Inc.(d)	5.250	04/30/20	575	483,000

				5,681,121

Transportation 0.9%
Americold Realty Trust(d)	6.500	11/30/22	750	748,125
PODS LLC(d)	4.500	02/02/22	497	491,275
XPO Logistics, Inc.	5.500	11/01/21	750	740,938

				1,980,338

TOTAL BANK LOANS (cost $217,512,217)				204,313,959

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Portfolio of Investments (continued)

as of February 29, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 2.2%

Chemicals 0.1%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	$159,800

Cosmetics/Personal Care 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	190	173,138

Electric 0.1%
Dynegy, Inc., Gtd. Notes	6.750	11/01/19	250	231,719

Entertainment 0.1%
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	254,062

Food 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	351,750

Healthcare - Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	200	176,500

Healthcare - Services 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	500	472,500
Select Medical Corp., Gtd. Notes	6.375	06/01/21	500	450,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	700	688,184

				1,610,684

Lodging 0.3%
FelCor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	356,125
MGM Resorts International, Gtd. Notes	8.625	02/01/19	250	283,125

				639,250

Media 0.1%
DISH DBS Corp., Gtd. Notes	7.875	09/01/19	250	270,810

Retail
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250	06/15/21	100	92,000

Software 0.2%
Infor US, Inc., Gtd. Notes, 144A (original cost $434,563; purchased 04/09/15)(b)(c)	6.500	05/15/22	425	368,687

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 0.2%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	$338,641

TOTAL CORPORATE BONDS (cost $4,976,303)				4,667,041

TOTAL LONG-TERM INVESTMENTS (cost $224,470,834)				210,942,348

			Shares
SHORT-TERM INVESTMENT 1.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,540,846)(Note 3)(e)			3,540,846	3,540,846

TOTAL INVESTMENTS 98.3% (cost $228,011,680)(Note 5)				214,483,194
Other assets in excess of liabilities 1.7%				3,810,659

NET ASSETS 100.0%				$218,293,853

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

L2—Level 2

L3—Level 3

OTC—Over-the-counter

PIK—Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(b)	Indicates a security that has been deemed illiquid. (Unaudited)
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $533,181. The aggregate value of $460,687 is approximately 0.2% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $30,641,618 and 14.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Portfolio of Investments (continued)

as of February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,961,348	$—
Bank Loans	—	173,672,341	30,641,618
Corporate Bonds	—	4,667,041	—
Affiliated Money Market Mutual Fund	3,540,846	—	—

Total	$3,540,846	$180,300,730	$30,641,618

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Bank Loans
Balance as of 2/28/15	$11,916,236
Realized gain (loss)	30,859
Change in unrealized appreciation (depreciation)*	(2,463,815)
Purchases	23,540,745
Sales/Paydowns	(6,049,096)
Accrued discount/premium	8,050
Transfers into Level 3	7,066,341
Transfers out of Level 3	(3,407,702)

Balance as of 2/29/16	$30,641,618

*	Of which, $(2,348,733) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

28

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of February 29, 2016	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$30,641,618	Market Approach	Single Broker Indicative Quote	$50.00 - $99.75 ($91.72)

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$3,407,702	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	7,066,341	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2016 were as follows (Unaudited):

Technology	12.2%
Health Care & Pharmaceutical	11.6
Retailers	7.6
Capital Goods	6.3
Consumer	5.8
Chemicals	5.4
Other Industry	5.1
Building Materials & Construction	4.8
Media & Entertainment	4.4
Packaging	4.2
Gaming	2.9
Telecommunications	2.8
Automotive	2.5
Foods	2.2
Supermarkets	2.0
Electric	1.9
Brokerage	1.7
Affiliated Money Market Mutual Fund	1.6
Cable	1.5
Insurance	1.5
Metals & Mining	1.1
Restaurants	1.1%
Energy—Refining	1.0
Aerospace & Defense	1.0
Transportation	0.9
Collateralized Loan Obligations	0.9
Energy—Other	0.8
Healthcare-Services	0.7
Lodging	0.6
Real Estate	0.6
Airlines	0.4
Entertainment	0.3
Paper	0.2
Software	0.2
Food	0.2
Media	0.1
Healthcare-Products	0.1
Cosmetics/Personal Care	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	29

Statement of Assets & Liabilities

as of February 29, 2016

Assets
Investments at value:
Unaffiliated investments (cost $224,470,834)	$210,942,348
Affiliated investments (cost $3,540,846)	3,540,846
Cash	532,147
Receivable for investments sold	10,922,336
Dividends and interest receivable	1,253,053
Receivable for Fund shares sold	387,102
Prepaid expenses	973

Total assets	227,578,805

Liabilities
Payable for investments purchased	8,398,662
Payable for Fund shares reacquired	484,689
Accrued expenses	177,806
Management fee payable	112,380
Dividends payable	70,274
Distribution fee payable	37,767
Affiliated transfer agent fee payable	3,374

Total liabilities	9,284,952

Net Assets	$218,293,853

Net assets were comprised of:
Common stock, at par	$232,467
Paid-in capital in excess of par	232,504,348

232,736,815
Undistributed net investment income	115,337
Accumulated net realized loss on investment transactions	(1,029,813)
Net unrealized depreciation on investments	(13,528,486)

Net assets, February 29, 2016	$218,293,853

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($47,682,640 ÷ 5,082,078 shares of common stock issued and outstanding)	$9.38
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.70

Class C
Net asset value, offering price and redemption price per share ($35,026,860 ÷ 3,732,943 shares of common stock issued and outstanding)	$9.38

Class Q
Net asset value, offering price and redemption price per share ($9,666 ÷ 1,029 shares of common stock issued and outstanding)	$9.39

Class Z
Net asset value, offering price and redemption price per share ($135,574,687 ÷ 14,430,640 shares of common stock issued and outstanding)	$9.39

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	31

Statement of Operations

Year Ended February 29, 2016

Net Investment Income
Income
Interest income	$8,833,764
Affiliated dividend income	48,734

Total income	8,882,498

Expenses
Management fee	1,326,495
Distribution fee—Class A	101,959
Distribution fee—Class C	335,737
Custodian and accounting fees	334,000
Transfer agent’s fees and expenses (including affiliated expense of $15,300)	173,000
Registration fees	100,000
Audit fee	54,000
Shareholders’ reports	28,000
Legal fees and expenses	28,000
Directors’ fees	15,000
Insurance expenses	2,000
Miscellaneous	12,424

Total expenses	2,510,615
Less: Management fee waiver and/or expense reimbursement	(557,004)

Net expenses	1,953,611

Net investment income	6,928,887

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(860,286)
Net change in unrealized appreciation (depreciation) on investments	(12,350,897)

Net loss on investment transactions	(13,211,183)

Net Decrease In Net Assets Resulting From Operations	$(6,282,296)

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

	Year Ended February 28/29,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$6,928,887	$4,250,264
Net realized loss on investment transactions	(860,286)	(119,450)
Net change in unrealized appreciation (depreciation) on investments	(12,350,897)	(2,304,591)

Net increase (decrease) in net assets resulting from operations	(6,282,296)	1,826,223

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,452,085)	(1,079,271)
Class C	(938,774)	(974,417)
Class Q	(314)	—
Class Z	(4,380,417)	(2,159,710)

	(6,771,590)	(4,213,398)

Distributions from net realized gains
Class A	—	(94,490)
Class C	—	(100,119)
Class Z	—	(157,518)

	—	(352,127)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	229,688,066	52,874,661
Net asset value of shares issued in reinvestment of dividends and distributions	6,053,111	4,260,332
Cost of shares reacquired	(113,688,908)	(58,542,187)

Net increase (decrease) in net assets from Fund share transactions	122,052,269	(1,407,194)

Total increase (decrease)	108,998,383	(4,146,496)

Net Assets:
Beginning of year	109,295,470	113,441,966

End of year (a)	$218,293,853	$109,295,470

(a) Includes undistributed net investment income of:	$115,337	$—

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

34

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Floating Rate Income Fund	35

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

36

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Floating Rate Income Fund	37

Notes to Financial Statements (continued)

Payment in Kind Securities: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the Fund’s average daily net assets up to $5 billion

38

and .675% of the Fund’s average daily net assets in excess of $5 billion. Prior to October 1, 2015, the management fee was accrued daily and paid monthly at an annual rate of .70% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the year ended February 29, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .41%.

PI had contractually agreed through June 30, 2017 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .80% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the year ended February 29, 2016, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

PIMS has advised the Fund that it has received $128,786 in front-end sales charges resulting from sales of Class A shares during the year ended February 29, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 29, 2016, it received $9,273 and $16,989 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Floating Rate Income Fund	39

Notes to Financial Statements (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended February 29, 2016 were $217,808,147 and $100,294,843, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended February 29, 2016, the adjustments were to decrease undistributed net investment income and decrease accumulated net realized loss on investment transactions by $24,975, due to differences in the treatment for book and tax purposes of certain transactions involving paydowns and premium amortization. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

For the years ended February 29, 2016 and February 28, 2015, the tax character of distributions paid by the Fund were $6,771,590 and $4,565,525 of ordinary income, respectively.

As of February 29, 2016 the accumulated undistributed earnings on a tax basis was $189,217 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

40

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of February 29, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$227,934,395	$142,835	$(13,594,036)	$(13,451,201)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of premium amortization for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2016 of approximately $1,107,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with front-end sales charge of up to 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1% contingent deferred sales charge (“CDSC”), but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares redeemed within 12 months of purchase are subject to a 1% CDSC. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $.01 par value per share, divided into four classes, designated Class A, Class C, Class Q, and Class Z shares, each of which consists of 200 million, 200 million, 250 million, and 250 million shares, respectively.

As of February 29, 2016, Prudential through its affiliates owned 1,029 Class Q shares of the Fund.

Prudential Floating Rate Income Fund	41

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 29, 2016:
Shares sold	5,686,359	$55,961,040
Shares issued in reinvestment of dividends and distributions	134,095	1,303,492
Shares reacquired	(3,066,875)	(29,780,864)

Net increase (decrease) in shares outstanding before conversion	2,753,579	27,483,668
Shares issued upon conversion from other share class(es)	17,262	166,958
Shares reacquired upon conversion into other share class(es)	(17,873)	(177,196)

Net increase (decrease) in shares outstanding	2,752,968	$27,473,430

Year ended February 28, 2015:
Shares sold	1,009,075	$10,143,898
Shares issued in reinvestment of dividends and distributions	105,578	1,060,393
Shares reacquired	(1,622,950)	(16,303,382)

Net increase (decrease) in shares outstanding before conversion	(508,297)	(5,099,091)
Shares issued upon conversion from other share class(es)	2,632	26,785
Shares reacquired upon conversion into other share class(es)	(525,932)	(5,341,050)

Net increase (decrease) in shares outstanding	(1,031,597)	$(10,413,356)

Class C
Year ended February 29, 2016:
Shares sold	1,972,699	$19,388,349
Shares issued in reinvestment of dividends and distributions	93,373	910,135
Shares reacquired	(1,072,672)	(10,451,403)

Net increase (decrease) in shares outstanding before conversion	993,400	9,847,081
Shares reacquired upon conversion into other share class(es)	(116,912)	(1,151,102)

Net increase (decrease) in shares outstanding	876,488	$8,695,979

Year ended February 28, 2015:
Shares sold	929,321	$9,369,019
Shares issued in reinvestment of dividends and distributions	102,195	1,026,063
Shares reacquired	(1,234,585)	(12,392,176)

Net increase (decrease) in shares outstanding before conversion	(203,069)	(1,997,094)
Shares reacquired upon conversion into other share class(es)	(95,739)	(967,773)

Net increase (decrease) in shares outstanding	(298,808)	$(2,964,867)

Class Q
Period ended February 29, 2016*:
Shares sold	997	$10,000
Shares issued in reinvestment of dividends and distributions	32	314

Net increase (decrease) in shares outstanding	1,029	$10,314

42

Class Z	Shares	Amount
Year ended February 29, 2016:
Shares sold	15,673,739	$154,328,677
Shares issued in reinvestment of dividends and distributions	394,469	3,839,170
Shares reacquired	(7,554,346)	(73,456,641)

Net increase (decrease) in shares outstanding before conversion	8,513,862	84,711,206
Shares issued upon conversion from other share class(es)	134,635	1,328,299
Shares reacquired upon conversion into other share class(es)	(17,243)	(166,959)

Net increase (decrease) in shares outstanding	8,631,254	$85,872,546

Year ended February 28, 2015:
Shares sold	3,321,641	$33,361,744
Shares issued in reinvestment of dividends and distributions	216,697	2,173,876
Shares reacquired	(2,975,842)	(29,846,629)

Net increase (decrease) in shares outstanding before conversion	562,496	5,688,991
Shares issued upon conversion from other shares class(es)	621,120	6,308,823
Shares reacquired upon conversion into other share class(es)	(2,629)	(26,785)

Net increase (decrease) in shares outstanding	1,180,987	$11,971,029

*	Commencement of offering was April 27, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended February 29, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

Prudential Floating Rate Income Fund	43

Notes to Financial Statements (continued)

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

44

Financial Highlights

Class A Shares
	Year Ended February 28/29,				March 30, 2011(a) through February 29,
	2016(f)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.94	$10.18	$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.36	.40	.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	(.57)	(.22)	.08	.26	(.09)
Total from investment operations	(.21)	.18	.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.35)	(.39)	(.36)	(.42)	(.37)
Distributions from net realized gains	-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.35)	(.42)	(.39)	(.46)	(.37)
Net asset value, end of period	$9.38	$9.94	$10.18	$10.12	$9.89
Total Return(c):	(2.24)%	1.80%	4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,683	$23,158	$34,211	$22,059	$5,136
Average net assets (000)	$40,785	$28,113	$31,911	$12,454	$2,434
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.05%	1.10%	1.20%	1.20%	1.20%	(g)
Expenses before waivers and/or expense reimbursement	1.34%	1.60%	1.60%	1.92%	2.45%	(g)
Net investment income	3.65%	3.89%	3.65%	4.35%	4.10%	(g)
Portfolio turnover rate	55%	64%	82%	106%	163%	(h)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(f)	Calculated based on average shares outstanding during the period.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	45

Financial Highlights (continued)

Class C Shares
	Year Ended February 28/29,				March 30, 2011(a) through February 29,
	2016(e)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.95	$10.19	$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.28	.32	.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	(.58)	(.22)	.08	.26	(.08)
Total from investment operations	(.30)	.10	.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.27)	(.31)	(.28)	(.35)	(.30)
Distributions from net realized gains	-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.27)	(.34)	(.31)	(.39)	(.30)
Net asset value, end of period	$9.38	$9.95	$10.19	$10.13	$9.90
Total Return(c):	(3.07)%	1.04%	3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,027	$28,408	$32,149	$7,403	$1,742
Average net assets (000)	$33,571	$31,363	$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%	1.85%	1.95%	1.95%	1.95%	(f)
Expenses before waivers and/or expense reimbursement	2.11%	2.30%	2.35%	2.62%	3.15%	(f)
Net investment income	2.88%	3.15%	2.91%	3.57%	3.43%	(f)
Portfolio turnover rate	55%	64%	82%	106%	163%	(g)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Calculated based on average shares outstanding during the period.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

46

Class Q Shares
	April 27, 2015(a) through February 29, 2016(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03
Income (loss) from investment operations:
Net investment income	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.65)
Total from investment operations	(.33)
Dividends from net investment income	(.31)
Net asset value, end of period	$9.39
Total Return(b):	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(e)
Expenses before waivers and/or expense reimbursement	.99%	(e)
Net investment income	3.87%	(e)
Portfolio turnover rate	55%	(f)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	47

Financial Highlights (continued)

Class Z Shares
	Year Ended February 28//29,				March 30, 2011(a) through February 29,
	2016(e)	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.95	$10.19	$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.38	.42	.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	(.57)	(.22)	.06	.26	(.07)
Total from investment operations	(.19)	.20	.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.37)	(.41)	(.38)	(.45)	(.39)
Distributions from net realized gains	-	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.37)	(.44)	(.41)	(.49)	(.39)
Net asset value, end of period	$9.39	$9.95	$10.19	$10.14	$9.91
Total Return(c):	(1.98)%	2.05%	4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135,575	$57,729	$47,082	$29,889	$27,488
Average net assets (000)	$115,125	$52,159	$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.80%	.85%	.95%	.95%	.95%	(f)
Expenses before waivers and/or expense reimbursement	1.09%	1.30%	1.31%	1.62%	2.15%	(f)
Net investment income	3.88%	4.16%	3.85%	4.63%	4.08%	(f)
Portfolio turnover rate	55%	64%	82%	106%	163%	(g)

(a)	Commencement of operations.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Calculated based on average shares outstanding during the period.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

48

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Floating Rate Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the four-year period then ended and for the period March 30, 2011 (commencement of operations) through February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2016, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the years or periods described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 15, 2016

Prudential Floating Rate Income Fund	49

Tax Information (unaudited)

For the year ended February 29, 2016, the Fund reports the maximum amount allowable but not less than 99.19% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2016.

50

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Floating Rate Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Floating Rate Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Floating Rate Income Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	FRFAX	FRFCX	PFRIX	FRFZX
CUSIP	74439V602	74439V701	74439V883	74439V800

MF211E    0290762-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 29, 2016 and February 28, 2015, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $98,003 and $87,005, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(c) Tax Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(d) All Other Fees

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended February 29, 2016 and February 28, 2015: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 29, 2016 and February 28, 2015 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2016